Statement of Additional Information Supplement-June 26, 2001*

AXP Blue Chip Advantage Fund (March 30, 2001) S-6025-20 R (3/01)
AXP Bond Fund (Oct. 30, 2000) S-6495-20 T (10/00)
AXP California Tax-Exempt Fund (Aug. 29, 2000) S-6328-20 U (8/00)
AXP Discovery Fund (Sept. 29, 2000) S-6457-20 V (9/00)
AXP Diversified Equity Income Fund (Nov. 29, 2000) S-6475-20 P (11/00) AXP Emerging Markets Fund (Dec. 29, 2000) S-6354-20 H (12/00)
AXP Equity Select Fund (Jan. 29, 2001) S-6426-20 P (1/01)
AXP Equity Value Fund (May 30, 2001) S-6382-20 K (5/01)
AXP European Equity Fund (Dec. 29, 2000) S-6006-20 C (12/00)
AXP Extra Income Fund (July 28, 2000) S-6370-20 T (7/00)
AXP Federal Income Fund (July 28, 2000) S-6042-20 U (7/00)
AXP Focus 20 Fund (May 30, 2001) S-6003-20 C (5/01)
AXP Global Balanced Fund (Dec. 29, 2000) S-6352-20 G (12/00)
AXP Global Bond Fund (Dec. 29, 2000) S-6309-20 U (12/00)
AXP Global Growth Fund (Dec. 29, 2000) S-6334-20 T (12/00)
AXP Growth Fund (Sept. 29, 2000) S-6455-20 U (9/00)
AXP Growth Dimensions Fund (Sept. 29, 2000) S-6004-20 C (9/00)
AXP High Yield Tax-Exempt Fund (Jan. 29, 2001) S-6430-20 V (1/01)
AXP Innovations Fund (Dec. 29, 2000) S-6395-20 D (12/00)
AXP Insured Tax-Exempt Fund (Aug. 29, 2000) S-6327-20 V (8/00)
AXP Intermediate Tax-Exempt Fund (Jan. 29, 2001) S-6355-20 C (1/01) AXP International Fund (Dec. 29, 2001) S-6140-20 V (12/00)
AXP Managed Allocation Fund (Nov. 29, 2000) S-6141-20 R (11/00)
AXP Massachusetts Tax-Exempt Fund (Aug. 29, 2000) S-6328-20 U (8/00) AXP Michigan Tax-Exempt Fund (Aug. 29, 2000) S-6328-20 U (8/00)
AXP Minnesota Tax-Exempt Fund (Aug. 29, 2000) S-6328-20 U (8/00)
AXP Mutual (Nov. 29, 2000) S-6326-20 U (11/00)
AXP New Dimensions Fund (Sept. 29, 2000) S-6440-20 T (9/00)
AXP New York Tax-Exempt Fund (Aug. 29, 2000) S-6328-20 U (8/00)
AXP Ohio Tax-Exempt Fund (Aug. 29, 2000) S-6328-20 U (8/00)
AXP Partners Fundamental Value Fund (June 15, 2001) S-6236-20 C (6/01) AXP Partners Small Cap Value Fund (June 15, 2001) S-6239-20 C (6/01) AXP Partners Value Fund (June 15, 2001) S-6238-20 C (6/01)
AXP Precious Metals Fund (May 30, 2001) S-6142-20 V (5/01)
AXP Progressive Fund (Nov. 29, 2000) S-6449-20 U (11/00)
AXP Research Opportunities Fund (Sept. 29, 2000) S-6356-20 G (9/00) AXP Selective Fund (July 28, 2000) S-6376-20 R (7/00)
AXP Small Cap Advantage Fund (May 30, 2001) S-6427-20 E (5/01)
AXP Small Cap Growth Fund (May 30, 2001) S-6301-20 C (5/01)
AXP Small Company Index Fund (March 30, 2001) S-6357-20 H (3/01)
AXP Stock Fund (Nov. 29, 2001) S-6351-20 U (11/00)
AXP Strategy Aggressive Fund (May 30,2001) S-6381-20 J (5/01)
AXP Tax-Exempt Fund (Jan. 29, 2001) S-6310-20 V (1/01)
AXP Utilities Income Fund (Aug. 29, 2000) S-6341-20 U (8/00)

The language under the "Class A-Letter of Intent (LOI)" section has been revised as follows:

Class A - Letter of Intent (LOI)

If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express funds other than Class A; purchases in American Express funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American Express brokerage account or through a third-party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.




S-6236-21 A (6/01)
Valid until next update.


*Destroy July 31, 2002